Expense Example, No Redemption - Templeton Emerging Markets Equity Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 202
Expense Example, No Redemption, 3 Years	682
Expense Example, No Redemption, 5 Years	1,189
Expense Example, No Redemption, 10 Years	$ 2,394